Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Summary of estimated useful lives of property, plant and equipment

Asset class	Depreciation method and rate
Leasehold improvements	Straight line over term of lease
Office equipment	3 years straight line
Plant and machinery	5 years straight line
Vehicles	10 years straight line

Summary of estimated useful lives of intangible assets

Asset class	Amortization method and rate
IT software	3 years straight line